American Beacon Balanced Fund
American Beacon Large Cap Value Fund

Supplement dated December 14, 2018
to the
Prospectus, Summary Prospectuses and Statement of Additional Information,
each dated February 28, 2018, as previously amended or supplemented

I.	American Beacon Balanced Fund and American Beacon Large Cap Value Fund

Effective December 31, 2018, Sheldon Lieberman of Hotchkis and Wiley Capital Management, LLC will retire from his position as a portfolio manager for the American Beacon Balanced Fund and American Beacon Large Cap Value Fund. Accordingly, effective as of December 31, 2018, all references to Mr. Lieberman in the Prospectus, Summary Prospectuses and Statement of Additional Information are deleted.

II.	American Beacon Balanced Fund

Effective January 31, 2019, David R. Hardin of Barrow, Hanley, Mewhinney & Strauss, LLC will retire from his position as a portfolio manager for the American Beacon Balanced Fund. Accordingly, effective as of January 31, 2019, all references to Mr. Hardin in the Prospectus, Summary Prospectus and Statement of Additional Information are deleted.

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